Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction and Investments (Detail) $ in Thousands	May 31, 2020 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 4,148
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	28,901
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 33,049